Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Intangible Assets [Abstract]
Land use rights	$ 5,212,049	$ 961,868
Less: accumulated amortization	(250,168)	(239,509)
Intangible assets, net	$ 4,961,881	$ 722,359